Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current Income Tax	$ (16,457,984)	$ (25,257,891)	$ (78,342,419)
Tax Advances	7,658,051	7,435,585	33,569,989
Current Income Tax Liabilities	$ (8,799,933)	$ (17,822,306)	$ (44,772,430)